Share Capital and Per Share Amounts - Schedule of Basic and Diluted Net Income (Loss) Per Share (Details) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Basic and Diluted Net Income (Loss) Per Share [Abstract]
Weighted average shares outstanding - basic	125,428	70,119	125,420	70,538
Weighted average share units outstanding	42	100	42	100
Weighted average anti-dilutive share units			(42)
Weighted average shares outstanding - diluted	125,470	70,219	125,420	70,638
Basic net income (loss) per share (in Dollars per share)	$ 0.43	$ 0.69	$ (0.16)	$ 0.92
Diluted net income (loss) per share (in Dollars per share)	$ 0.43	$ 0.69	$ (0.16)	$ 0.92